Cargile Fund
	Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
32,000	ProShares Ultra S&P500 ETF	$ 1,660,160
8,976	Vanguard 500 Index Fund ETF +	5,363,609

Total for Exchange Traded Funds (Cost - $7,103,413)		7,023,769	67.35%

MONEY MARKET FUNDS
3,409,098	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% ++ *

Total for Money Market Funds (Cost - $3,409,098)		3,409,098	32.69%

	Total Investments (Cost - $10,512,511)	10,432,867	100.04%

	Liabilities in Excess of Other Assets	(4,219)	-0.04%

	Net Assets	$ 10,428,647	100.00%

+ Additional Information, including current Prospectus and Annual Reports, are available at:
https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
++ Additional Information, including current Prospectus and Annual Reports, are available at:
https://www.gsam.com/content/gsam/us/en/liquidity-solutions/fund-center/fund-finder/
gs-financial-square-government-fund.html#activeTab=literature
* The rate shown represents the 7-day yield at March 31, 2026.